Label	Element	Value
MFS Global Real Estate Fund
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	MFS® Global Real Estate Fund Summary of Key Information
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund’s investment objective is to seek total return.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	35.00%
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in U.S. and foreign real estate-related investments. Real estate-related investments are issuers that are principally engaged in real estate activities and/or providing products and services related to the real estate sector, including (i) real estate investment trusts (REITs); (ii) issuers similar to REITs formed under the laws of non-U.S. countries; (iii) issuers included in an index that is representative of real estate-related investments; (iv) issuers that a third party has given the issuer an industry or sector classification consistent with real estate-related activities; and (v) other issuers that earn at least 50% of their gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of real estate products or services include building supplies and mortgage servicing.

MFS normally invests the fund’s assets primarily in equity securities.

MFS generally focuses the fund’s investments in equity REITs as well as similar entities formed under the laws of non-U.S. countries, but may also invest the fund’s assets in mortgage REITs, hybrid REITs and other U.S. and foreign real estate-related investments, including emerging market real estate-related investments.

MFS may invest the fund’s assets in real estate-related investments of any size. However, issuers of real estate-related investments tend to have small-to-medium market capitalizations.

MFS normally allocates the fund’s investments across different REIT managers and property types, but may from time to time focus the fund’s investments in any one or a few of these areas.

MFS normally invests the fund's assets across different countries and regions, but MFS may invest a significant percentage of the fund's assets in issuers in a single country or region.

MFS generally invests the fund's assets in at least three different countries and invests a percentage of the fund's net assets in securities of foreign issuers equal to at least the lesser of 40% or the percentage of foreign issuers in the FTSE EPRA Nareit Developed Real Estate Index less 15%.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.comor by calling 1-800-225-2606.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	1-800-225-2606
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	mfs.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Class A Bar Chart.
Bar Chart Narrative [Text Block]	oef_BarChartNarrativeTextBlock	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

The total return for the nine-month period ended September 30, 2025, was 4.31%. During the period(s) shown in the bar chart, the highest quarterly return was 16.42% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (22.48)% (for the calendar quarter ended March 31, 2020).

Performance Table Heading	oef_PerformanceTableHeading	Performance Table.
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods Ended December 31, 2024)
MFS Global Real Estate Fund | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

MFS Global Real Estate Fund | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.
MFS Global Real Estate Fund | Risk Not Insured [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
MFS Global Real Estate Fund | Real Estate-Related Investment Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Real Estate-Related Investment Risk: The fund’s performance will be closely tied to the performance of real estate-related investments and as a result, can be more volatile than the performance of more broadly-diversified funds. The risks of investing in real estate-related investments include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors.

MFS Global Real Estate Fund | Investment Selection Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not produce the intended results.

MFS Global Real Estate Fund | Equity Market Risk/Company Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Equity Market Risk/Company Risk: Equity markets are volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market. The value of an investment held by the fund may decline due to factors directly related to the issuer.

MFS Global Real Estate Fund | Small to Medium Cap Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Small to Medium Cap Risk: The securities of real estate-related issuers that have small to medium market capitalizations can be more volatile and less liquid than securities of larger issuers and such issuers can have more limited financial resources.

MFS Global Real Estate Fund | Foreign Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Foreign Risk: Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to emerging markets or countries subject to sanctions or the threat of new or modified sanctions, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

MFS Global Real Estate Fund | Emerging Markets Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Emerging Markets Risk: Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.

MFS Global Real Estate Fund | Currency Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Currency Risk: The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, and changes in currency exchange rates impact the financial condition of companies or other issuers and may change the value in U.S. dollars of investments denominated in foreign currencies.

MFS Global Real Estate Fund | Focus Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Focus Risk: Issuers in a single country or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund's performance will be affected by the conditions in the countries and regions to which the fund is exposed. Furthermore, investments in particular countries or regions may be more volatile than the broader market as a whole.

If MFS invests a significant percentage of the fund's assets in a single issuer or small number of issuers, the fund’s performance could be more volatile than the performance of more diversified funds.

MFS Global Real Estate Fund | Liquidity Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

MFS Global Real Estate Fund | Large Shareholder Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

MFS Global Real Estate Fund | MSCI All Country World Index (net div)
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	MSCI All Country World Index (net div)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.49%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.06%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.23%
MFS Global Real Estate Fund | FTSE EPRA Nareit Developed Real Estate Index (net div)
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	FTSE EPRA Nareit Developed Real Estate Index (net div)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.94%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(1.00%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.23%
MFS Global Real Estate Fund | Class A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGLAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.81%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.19%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.18%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2026
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 688
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	930
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,191
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,934
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	The total return for the nine-month period ended
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Sep. 30, 2025
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	4.31%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	16.42%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(22.48%)
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(8.68%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.55%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.63%
Annual Return [Percent]	oef_AnnlRtrPct	0.40%
Annual Return [Percent]	oef_AnnlRtrPct	7.23%
Annual Return [Percent]	oef_AnnlRtrPct	12.64%
Annual Return [Percent]	oef_AnnlRtrPct	(3.92%)
Annual Return [Percent]	oef_AnnlRtrPct	26.04%
Annual Return [Percent]	oef_AnnlRtrPct	1.88%
Annual Return [Percent]	oef_AnnlRtrPct	29.47%
Annual Return [Percent]	oef_AnnlRtrPct	(27.20%)
Annual Return [Percent]	oef_AnnlRtrPct	10.92%
Annual Return [Percent]	oef_AnnlRtrPct	(3.11%)
MFS Global Real Estate Fund | Class A | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns After Taxes on Distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(9.32%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(1.19%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.34%
MFS Global Real Estate Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(4.94%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.49%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.42%
MFS Global Real Estate Fund | Class B
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGLDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.81%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.94%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.93%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2026
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 596	[3]
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	908	[3]
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,246	[3]
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,069	[3]
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	196	[3]
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	608	[3]
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,046	[3]
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,069	[3]
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(7.64%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.48%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.62%
MFS Global Real Estate Fund | Class C
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGLCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.81%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.94%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.93%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2026
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 296	[3]
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	608	[3]
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,046	[3]
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,069	[3]
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	196	[3]
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	608	[3]
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,046	[3]
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,069	[3]
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(4.75%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.10%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.62%
MFS Global Real Estate Fund | Class I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGLIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.81%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.94%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.93%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2026
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	299
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	519
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,154
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(2.84%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.90%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.50%
MFS Global Real Estate Fund | Class R1
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGLJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.81%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.94%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.93%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2026
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 196
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	608
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,046
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 2,263
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(3.81%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.11%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.47%
MFS Global Real Estate Fund | Class R2
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGLKX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.81%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.44%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.43%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2026
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 146
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	455
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	786
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,723
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(3.32%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.39%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.99%
MFS Global Real Estate Fund | Class R3
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGLLX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.81%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.19%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.18%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2026
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 120
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	377
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	653
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,442
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(3.09%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.65%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.25%
MFS Global Real Estate Fund | Class R4
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGLMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.81%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.94%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.93%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2026
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	299
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	519
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,154
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(2.84%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.90%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.51%
MFS Global Real Estate Fund | Class R6
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGLRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.81%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.85%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.84%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2026
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 86
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	270
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	470
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,048
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(2.82%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.97%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.59%

[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
[2]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2026.
[3]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.